Fair Value Measurements - Quantitative information regarding fair value measurement inputs for the warrants (Details)	Mar. 31, 2023 Y $ / shares	Dec. 31, 2022 Y $ / shares	Nov. 15, 2022	Dec. 31, 2021	Jul. 22, 2021 Y $ / shares
Exercise Price | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		11.50			11.50
Volume-Weighted Average Price | PIPE Derivative Liability
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		0.1019	0.1009
Stock Price
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	10.69	10.19
Stock Price | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		9.84			9.39
Volatility | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		0.1050		0.1050	0.168
Volatility | Maximum
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		0.640	0.64
Volatility | Maximum | Level 3
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.580
Volatility | Minimum
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.43	0.0160	0.0221
Expected term
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input | Y	0.55	0.31
Expected term | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input | Y		5.0			5.0
Expected term | PIPE Derivative Liability
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		0.0031	0.0043
Risk-free rate
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.0476	0.0446
Risk-free rate | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		0.0119		0.0119	0.0071
Risk-free rate | PIPE Derivative Liability
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		0.0446	0.0447
Dividend yield | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		0			0
Dividend yield | PIPE Derivative Liability
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input		0	0